February 2023
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Edward Przybycien
Account Administrator
312-332-7535
Edward.Przybycien@usbank.com
https://pivot.usbank.com/
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
Jefferies LoanCore LLC
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
Rialto Mortgage Finance, LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Rialto Capital Advisor, LLC
Operating Advisor:
Situs Holdings, LLC
Payment Date:
Feb 10, 2023
Prior Payment:
Jan 12, 2023
Next Payment:
Mar 10, 2023
Record Date:
Jan 31, 2023
Determination Date:
Feb 6, 2023
First Payment Date:
Dec 12, 2013
Closing Date:
Nov 20, 2013
Cut-off Date:
Nov 6, 2013
Final Distribution Date:
Nov 13, 2046
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Statement to Certificateholders

REO Status Report

REO Additional Detail

Historical Loan Modification Report

Interest Adjustment Reconciliation

Bond/Collateral Realized Loss Reconciliation

Historical Liquidation Loss Loan Detail

Delinquency Summary Report

Historical Delinquency & Liquidation (Stated)

Defeased Loan Detail

Appraisal Reduction Report

Loan Level Detail

Mortgage Loan Characteristics

Material Breaches and Document Defects

Supplemental Information

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
February 2023
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.26400%
51,939,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
3.03300%
231,514,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
4.24400%
98,000,000.00
85,247,595.32
2,811,649.95
301,492.33
3,113,142.28
0.00
82,435,945.37
A-4
4.27100%
304,943,000.00
304,943,000.00
0.00
1,085,342.96
1,085,342.96
0.00
304,943,000.00
A-AB
3.81300%
74,195,000.00
15,624,069.47
7,531,782.41
49,645.48
7,581,427.89
0.00
8,092,287.06
X-A
0.99168%
848,874,000.00
494,097,664.79
0.00
824,619.64
824,619.64
0.00
483,754,232.43
X-B
0.15008%
69,268,000.00
69,268,000.00
0.00
8,663.26
8,663.26
0.00
69,268,000.00
A-S*
4.64900%
88,283,000.00
88,283,000.00
0.00
342,023.06
342,023.06
0.00
88,283,000.00
100.00%
B*
5.16100%
69,268,000.00
69,268,000.00
0.00
297,910.12
297,910.12
0.00
69,268,000.00
100.00%
C*
5.31108%
38,030,000.00
38,030,000.00
0.00
168,317.05
168,317.05
0.00
38,030,000.00
100.00%
X-C
1.81108%
85,567,119.00
85,567,119.00
0.00
129,140.92
129,140.92
0.00
85,567,119.00
D
5.31108%
42,104,000.00
42,104,000.00
0.00
186,348.18
186,348.18
0.00
42,104,000.00
E
5.31108%
2,716,000.00
2,716,000.00
0.00
12,020.75
12,020.75
0.00
2,716,000.00
F
3.50000%
25,806,000.00
25,806,000.00
0.00
75,267.50
75,267.50
0.00
25,806,000.00
G
3.50000%
24,447,000.00
24,447,000.00
0.00
71,303.75
71,303.75
0.00
24,447,000.00
H
3.50000%
35,314,119.00
35,314,119.00
0.00
134,714.34
134,714.34
0.00
35,314,119.00
Q
0.00000%
100.00
0.00
0.00
0.00
0.00
0.00
0.00
S
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,086,559,119.00
731,782,783.79
10,343,432.36
3,686,809.34
14,030,241.70
0.00
721,439,351.43
*The Exchange/Exchangeable Certificates
PAYMENT DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
February 2023
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
PEZ*
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
*The Exchange/Exchangeable Certificates
EXCHANGEABLE CERTIFICATE DETAIL

February 2023
GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
36248GAA8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
36248GAB6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
36248GAC4
0.86987342
28.69030561
3.07645233
31.76675795
0.00000000
0.84118312
A-4
36248GAD2
1.00000000
0.00000000
3.55916667
3.55916667
0.00000000
1.00000000
A-AB
36248GAE0
0.21058116
101.51334200
0.66912165
102.18246365
0.00000000
0.10906782
X-A
36248GAF7
0.58206243
0.00000000
0.97142761
0.97142761
0.00000000
0.56987755
X-B
36248GAG5
1.00000000
0.00000000
0.12506867
0.12506867
0.00000000
1.00000000
A-S*
36248GAH3
1.00000000
0.00000000
3.87416667
3.87416667
0.00000000
1.00000000
B*
36248GAJ9
1.00000000
0.00000000
4.30083333
4.30083333
0.00000000
1.00000000
C*
36248GAL4
1.00000000
0.00000000
4.42590200
4.42590200
0.00000000
1.00000000
X-C
36248GAM2
1.00000000
0.00000000
1.50923533
1.50923533
0.00000000
1.00000000
D
36248GAP5
1.00000000
0.00000000
4.42590200
4.42590200
0.00000000
1.00000000
E
36248GAR1
1.00000000
0.00000000
4.42590200
4.42590200
0.00000000
1.00000000
F
36248GAT7
1.00000000
0.00000000
2.91666667
2.91666667
0.00000000
1.00000000
G
36248GAV2
1.00000000
0.00000000
2.91666667
2.91666667
0.00000000
1.00000000
H
36248GAX8
1.00000000
0.00000000
3.81474447
3.81474447
0.00000000
1.00000000
Q
N/A
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
S
36248GBB5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
R
36248GAZ3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
PEZ*
36248GAK6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
*The Exchange/Exchangeable Certificates
FACTOR DETAIL

February 2023
GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
Beginning
Scheduled
Unscheduled
Realized
Ending
Cumulative
Class
Balance
Principal
Principal
Loss
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
A-3
85,247,595.32
1,227,051.24
1,584,598.71
0.00
82,435,945.37
0.00
A-4
304,943,000.00
0.00
0.00
0.00
304,943,000.00
0.00
A-AB
15,624,069.47
0.00
7,531,782.41
0.00
8,092,287.06
0.00
A-S*
88,283,000.00
0.00
0.00
0.00
88,283,000.00
0.00
B*
69,268,000.00
0.00
0.00
0.00
69,268,000.00
0.00
C*
38,030,000.00
0.00
0.00
0.00
38,030,000.00
0.00
D
42,104,000.00
0.00
0.00
0.00
42,104,000.00
0.00
E
2,716,000.00
0.00
0.00
0.00
2,716,000.00
0.00
F
25,806,000.00
0.00
0.00
0.00
25,806,000.00
0.00
G
24,447,000.00
0.00
0.00
0.00
24,447,000.00
0.00
H
35,314,119.00
0.00
0.00
0.00
35,314,119.00
0.00
Q
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
731,782,783.79
1,227,051.24
9,116,381.12
0.00
721,439,351.43
0.00
*The Exchange/Exchangeable Certificates
PRINCIPAL DETAIL

February 2023
GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
Accrued
Net Prepay
Current
Yield Maintenance
Total Interest
Cumulative
Certificate
Interest
Excess
Interest
Charges / Prepay
Distribution
Interest
Class
Interest
Shortfall
Interest
Shortfall
Premiums
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
301,492.33
0.00
0.00
0.00
0.00
301,492.33
0.00
A-4
1,085,342.96
0.00
0.00
0.00
0.00
1,085,342.96
0.00
A-AB
49,645.48
0.00
0.00
0.00
0.00
49,645.48
0.00
X-A
408,324.01
0.00
0.00
0.00
416,295.63
824,619.64
0.00
X-B
8,663.26
0.00
0.00
0.00
0.00
8,663.26
0.00
A-S*
342,023.06
0.00
0.00
0.00
0.00
342,023.06
0.00
B*
297,910.12
0.00
0.00
0.00
0.00
297,910.12
0.00
C*
168,317.05
0.00
0.00
0.00
0.00
168,317.05
0.00
X-C
129,140.92
0.00
0.00
0.00
0.00
129,140.92
0.00
D
186,348.18
0.00
0.00
0.00
0.00
186,348.18
0.00
E
12,020.75
0.00
0.00
0.00
0.00
12,020.75
0.00
F
75,267.50
0.00
0.00
0.00
0.00
75,267.50
0.00
G
71,303.75
0.00
0.00
0.00
0.00
71,303.75
0.00
H
102,999.51
0.00
0.00
(31,714.83)
0.00
134,714.34
639,464.80
Q
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
3,238,798.88
0.00
0.00
(31,714.83)
416,295.63
3,686,809.34
639,464.80
*The Exchange/Exchangeable Certificates
INTEREST DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
February 2023
Interest
Fees
Scheduled Interest
3,379,574.50
Master Servicing Fee
30,895.16
Interest Adjustments
3,500.00
Special Servicing Fee
(30,684.74)
Deferred Interest
0.00
Trustee/Certificate Administrator Fee
819.20
Net Prepayment Shortfall
0.00
CREFC Intellectual Property Royalty
Net Prepayment Interest Excess
0.00
License Fee
314.66
Interest Reserve Deposit/Withdrawal
107,959.96
Operating Advisor Fee
786.64
Interest Collections
3,275,114.54
Other/Miscellaneous Fee
0.00
Fee Distributions
2,130.92
Principal
Scheduled Principal
1,227,051.24
Unscheduled Principal
9,116,381.12
Other Expenses of the Trust
Principal Adjustments
0.00
Reimbursed for Interest on Advances
0.00
Principal Collections
10,343,432.36
Net ASER Amount
2,469.91
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other Expenses of the Trust
2,469.91
Other
Yield Maintenance / Prepayment Premium
416,295.63
Payments to Certificateholders
Class Q Principal Deposit
0.00
Interest Distribution
3,270,513.71
Other Collections
416,295.63
Principal Distribution
10,343,432.36
Yield Maintenance / Prepayment Premium
416,295.63
Available Distribution Amount
14,030,241.70
Total Collections
14,034,842.53
Total Distributions
14,034,842.53
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
February 2023
Aggregate P&I Advances
Current
Outstanding
Advance
Advance
Mortgage
Outstanding
Principal
0.00
1,002,610.33
Loan
P&I Advances
Interest
0.00
4,164,485.64
0
0.00
Total
0.00
5,167,095.97
0
0.00
0
0.00
Principal Distribution Amount
10,343,432.36
Aggregate Realized Losses in Related Collection Period
0.00
Agg Addt'l Trust Expenses in Related Collection Period
0.00
Mortgage Loan Stated Principal Balance
Beginning
Ending
% of Cut-Off Date Principal Balance
66.40%
Disclosable Special Servicer Fees
Special Servicer/Affiliates
Commission
0.00
Brokerage Fee
0.00
Rebate
0.00
Other
0.00
Total
0.00
Controlling Class
H
Controlling Class Representative
RREF II CMBS AIV, LP
731,782,784.02
721,439,351.66
MISCELLANEOUS DETAIL
P&I Advances With Respect To Each Mortgage Loan

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
February 2023
Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
MC-Five Mile Commercial Mortgage Finance LLC
2/16/2021
1576832
Goldman Sachs Mortgage Company
11/14/2022
1541502
Citigroup Global Markets Realty Corp.
2/11/2022
1541001
Jefferies LoanCore LLC
2/8/2022
1555524
Rialto Mortgage Finance, LLC
2/14/2022
1592182
Repurchase/Replacement
Status
ADDITIONAL LOAN DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
February 2023
Count
Balance
Count
Balance
Totals:
Totals:
(Foreclosure Proceedings Commenced)
ADDITIONAL LOAN DETAIL
Specially Serviced Loans That Are Not Delinquent
Current But Not Specially Serviced Loans

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
February 2023
Stated Principal
Amount of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
Mortgage Loans As To Which Related Mortgagor
Mortgage Loan Repurchased, Substituted For Or Otherwise
Is Subject Or Is Expected To Be Subject To Bankruptcy Proceeding
Liquidated Or Disposed During Related Collection Period
ADDITIONAL LOAN DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
February 2023
Current Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
Mortgage Property That Became REO Property During Related Prepayment Period
REO ADDITIONAL DETAIL

February 2023
GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
Income Collected
Other Amounts
Portion Included in
Most Recent
Date Appraisal
Loan ID
Book Value (Net of Related Expenses)
Received
Available Funds
Appraised Value
Performed
Totals:
REO Property Included In Trust Fund As Of Last Day Of Related Prepayment Period
REO ADDITIONAL DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
Through Certificates, Series 2013-GCJ16
February 2023
Liq Proceeds
Portion of Liq
Balance
Realized Loss on
and Other
Proceeds in
of Excess Liq
Loan ID
Mortgage Loan
Amounts Rec'd
Available Funds
Proceeds Acct
Totals:
REO Property Sold Or Disposed During Related Prepayment Period
REO ADDITIONAL DETAIL

February 2023
REO STATUS REPORT
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

February 2023
ADDITIONAL RECONCILIATION DETAIL
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

February 2023
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Old P&I
Modified
Note Rate
Modified
Payment
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
300571026
1/6/2021
0.00
0.00
5.5300
0.00
0.0000
0.00
10/6/2023
10
301100001
4/17/2020
0.00
0.00
5.3570
0.00
0.0000
0.00
10/6/2023
10
301100002
7/31/2020
0.00
0.00
5.2500
0.00
0.0000
0.00
9/6/2023
9
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 = Principal Write-Off; 4 =Not Used; 5 = Temporary Rate Reduction;
6 = Capitalization on Interest; 7 = Capitalization on Taxes; 8 = Other; 9 = RCombination; 10 = Forbearance.

February 2023
INTEREST ADJUSTMENT RECONCILIATION
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
0.00
0.00
2,283.44
0.00
0.00
0.00
0.00
0.00
0.00
42,813,994.80
0.00
0.00
300571018
0.00
0.00
492.70
0.00
0.00
0.00
0.00
0.00
0.00
6,259,449.99
0.00
0.00
300571026
3,500.00
0.00
870.59
0.00
0.00
0.00
0.00
0.00
0.00
13,411,353.50
0.00
0.00
406100148
0.00
0.00
668.53
0.00
0.00
0.00
0.00
0.00
0.00
11,237,706.94
0.00
0.00
406100161
3,500.00
0.00
0.00
2,469.91
0.00
0.00
0.00
0.00
0.00
6,255,546.20
0.00
0.00
623100027
-42,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
-419,795.63
623100048
79,978,051.43
Count:
Totals:
6
-35,000.00
0.00
4,315.26
2,469.91
0.00
0.00
0.00
0.00
0.00
0.00
-419,795.63
Total Interest Shortfall hitting the Trust:
-448,010.46
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

February 2023
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

February 2023
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

February 2023
Delinquency Summary Report
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
60
715,183,805.46
99.13%
715,333,592.82
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
6,255,546.20
0.87%
6,504,075.67
61
721,439,351.66
100.00%
721,837,668.49
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
60
715,183,805.46
99.13%
715,333,592.82
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
6,255,546.20
0.87%
6,504,075.67
61
721,439,351.66
100.00%
721,837,668.49
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

February 2023
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
1
6,255,546.20
0
0
0.00
0
0.00
Feb 2023
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
1
9,143,365.22
1.3%
1
0.00
10,582,999.28
0
1
6,267,487.48
0
0
0.00
0
0.00
Jan 2023
0.00
1.4%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
10,598,068.58
0
1
6,279,371.05
0
0
0.00
0
0.00
Dec 2022
0.00
1.4%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
6,292,178.19
0
0
0.00
0
0.00
Nov 2022
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
6,303,942.42
0
0
0.00
0
0.00
Oct 2022
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
10,646,423.49
0
1
6,316,634.62
0
0
0.00
0
0.00
Sep 2022
0.00
1.4%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
6,328,280.65
0
0
0.00
0
0.00
Aug 2022
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
6,339,870.39
0
0
0.00
0
0.00
Jul 2022
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
10,692,218.77
0
1
6,352,394.52
0
0
0.00
0
0.00
Jun 2022
0.00
1.4%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
6,363,867.72
0
0
0.00
0
0.00
May 2022
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
6,376,279.59
0
0
0.00
0
0.00
Apr 2022
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
6,387,637.34
0
0
0.00
0
0.00
Mar 2022
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
6,401,934.57
0
0
0.00
0
0.00
Feb 2022
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
6,413,168.33
0
0
0.00
0
0.00
Jan 2022
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
6,424,347.79
0
0
0.00
0
0.00
Dec 2021
0.00
0.0%
0.0%
0.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

February 2023
DEFEASED LOAN DETAIL
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
2,680,214.23
03/06/2023
5.77
F
300571021
13,194,357.87
06/06/2023
5.27
F
300571022
11,981,087.62
07/06/2023
5.20
F
300571023
7,474,883.16
07/06/2023
5.25
F
300571025
15,144,003.26
06/06/2023
5.35
F
300571027
2,043,889.70
08/06/2023
5.25
F
300571033
2,881,383.30
08/06/2023
5.35
F
300571035
37,000,000.00
04/06/2023
4.93
F
301100009
6,732,729.93
06/06/2023
5.18
F
301100041
6,400,763.79
06/06/2023
4.90
F
301100045
5,407,938.26
07/06/2023
5.32
F
301100051
4,593,358.50
06/06/2023
5.46
F
301100054
2,117,829.38
09/06/2023
5.34
F
304101081
2,662,453.99
09/06/2023
5.40
F
304101082
13,163,841.84
09/06/2023
5.78
F
406100146
10,416,853.71
09/06/2023
5.45
F
406100151
4,530,843.00
09/06/2023
5.80
F
406100152
19,267,652.61
09/06/2023
5.85
F
406100154
9,087,406.50
10/06/2023
6.17
F
406100156
3,935,931.47
10/06/2023
5.72
F
406100157
5,632,980.39
10/06/2023
6.08
F
406100158
9,073,202.54
10/06/2023
5.44
F
406100159
10,914,461.07
10/06/2023
6.00
F
406100160
11,237,706.94
10/06/2023
5.33
F
406100161
10,393,067.86
10/06/2023
6.20
F
406100163
21,318,196.10
11/06/2023
6.09
F
406100164
10,817,744.22
11/06/2023
6.11
F
406100166
34,007,586.00
11/06/2023
5.75
F
406100167
2,945,911.32
08/06/2023
6.15
F
406100169
4,354,137.00
06/06/2023
5.49
F
623100028
4,377,018.42
06/06/2023
5.49
F
623100029
5,906,393.33
06/06/2023
5.84
F
623100030
3,696,486.80
07/06/2023
5.51
F
623100032
7,501,223.13
08/06/2023
5.97
F
623100040
5,762,730.23
08/06/2023
5.61
F
623100041

February 2023
DEFEASED LOAN DETAIL
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
3,194,154.29
08/06/2023
5.07
F
623100044
3,526,977.11
08/06/2023
5.49
F
623100045
3,892,727.04
11/06/2023
5.30
F
623100047
339,270,125.91
Count:
Totals:
38
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

February 2023
APPRAISAL REDUCTION REPORT
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
300571018
02/06/2023
0.00
50,900,000.00
07/19/2020
0.00
260,728.88
623100027
05/06/2021
509,464.06
07/06/2022
7,800,000.00
06/08/2022
2,469.91
27,096.79
Count:
Totals:
2
509,464.06
58,700,000.00
2,469.91
287,825.67

February 2023
LOAN LEVEL DETAIL
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
300571018
Retail
05/05/20 MA
09/06/23
N
42,813,994.80
260,993.19
0.00
02/06/23
0.00
0
195,696.32
0.00
5.300
1.12
12/31/21
300571021
Multifamily
TX
03/06/23
N
2,680,214.23
18,130.16
0.00
02/06/23
0.00
0
13,340.74
0.00
5.770
0.00
300571022
Multifamily
FL
06/06/23
N
13,194,357.87
78,035.48
0.00
02/06/23
0.00
0
59,958.76
0.00
5.270
0.00
300571023
Multifamily
TX
07/06/23
N
11,981,087.62
70,368.56
0.00
02/06/23
0.00
0
53,723.18
0.00
5.200
0.00
300571025
Multifamily
NC
07/06/23
N
7,474,883.16
44,121.08
0.00
02/06/23
0.00
0
33,839.18
0.00
5.250
0.00
300571026
Lodging
05/29/20 AL
10/06/23
N
6,259,449.99
49,270.43
0.00
02/06/23
0.00
0
29,899.40
0.00
5.530
1.73
12/31/21
300571027
Multifamily
TX
06/06/23
N
15,144,003.26
93,534.29
0.00
02/06/23
0.00
0
69,876.57
0.00
5.350
0.00
300571031
Retail
NY
11/06/23
N
49,414,999.14
300,633.78
0.00
02/06/23
0.00
0
187,868.44
0.00
4.405
1.59
12/31/21
300571032
Self Storage
NY
10/06/23
N
4,310,708.86
28,399.77
0.00
02/06/23
0.00
0
19,805.80
0.00
5.325
1.66
12/31/21
300571033
Retail
FL
08/06/23
N
2,043,889.70
13,356.43
0.00
02/06/23
0.00
0
9,258.61
0.00
5.250
0.00
300571034
Multifamily
GA
11/06/18
08/06/18
300571035
Self Storage
TX
08/06/23
N
2,881,383.30
18,986.07
0.00
02/06/23
0.00
0
13,300.57
0.00
5.350
0.00
300571039
Retail
XX
11/06/23
08/29/18
300571041
Other
NY
10/06/23
N
12,600,000.00
53,219.25
0.00
02/06/23
0.00
0
53,219.25
0.00
4.905
1.51
12/31/21
301100001
Lodging
LA
10/06/23
N
61,759,850.31
407,960.21
0.00
02/06/23
0.00
0
285,461.56
0.00
5.357
1.12
12/31/21
301100002
Retail
08/05/20 NV
09/06/23
N
65,487,088.62
386,542.59
0.00
02/06/23
0.00
0
296,463.45
0.00
5.250
1.15
12/31/21
301100009
Office
CA
04/06/23
N
37,000,000.00
156,995.62
0.00
02/06/23
0.00
0
156,995.62
0.00
4.928
0.00
301100024
Retail
06/14/20 XX
11/06/23
N
10,813,257.23
68,500.38
0.00
02/06/23
0.00
0
45,526.92
0.00
4.879
1.84
12/31/21
301100031
Multifamily
GA
11/06/18
08/01/17
301100037
Retail
06/13/20 XX
11/06/23
N
8,023,440.67
50,827.30
0.00
02/06/23
0.00
0
33,780.99
0.00
4.879
2.04
12/31/21
301100038
Multifamily
FL
10/06/18
08/02/18
301100040
Retail
XX
11/06/23
N
6,923,561.27
43,859.72
0.00
02/06/23
0.00
0
29,150.18
0.00
4.879
2.04
12/31/21
301100041
Self Storage
VA
06/06/23
N
6,732,729.93
43,820.21
0.00
02/06/23
0.00
0
30,081.38
0.00
5.178
0.00
301100045
Multifamily
TX
06/06/23
N
6,400,763.79
38,729.74
0.00
02/06/23
0.00
0
27,040.42
0.00
4.897
0.00
301100046
Retail
GA
11/06/23
N
5,612,858.42
38,822.90
0.00
02/06/23
0.00
0
23,978.39
0.00
4.948
2.09
12/31/21
301100051
Multifamily
IN
07/06/23
N
5,407,938.26
35,599.14
0.00
02/06/23
0.00
0
24,800.51
0.00
5.315
0.00
301100052
Multifamily
MI
09/06/23
N
4,545,437.75
29,852.46
0.00
02/06/23
0.00
0
20,630.08
0.00
5.260
1.65
12/31/21
301100054
Retail
VA
06/06/23
N
4,593,358.50
29,286.00
0.00
02/06/23
0.00
0
21,620.59
0.00
5.457
0.00
304101081
Self Storage
IL
09/06/23
N
2,117,829.38
13,665.89
0.00
02/06/23
0.00
0
9,756.46
0.00
5.340
0.00
304101082
Self Storage
FL
09/06/23
N
2,662,453.99
17,688.22
0.00
02/06/23
0.00
0
12,404.98
0.00
5.400
0.00
304101090
Office
TX
10/06/23
N
15,567,429.13
99,731.39
0.00
02/06/23
0.00
0
70,910.95
0.00
5.280
1.95
12/31/21
304101093
Retail
IL
10/06/23
N
3,078,344.04
20,155.44
0.00
02/06/23
0.00
0
13,944.76
0.00
5.250
1.68
12/31/21
406100131
Mobile Home
XX
08/06/18
08/06/18
406100138
Lodging
CA
09/06/18
06/06/18
406100146
Multifamily
FL
09/06/23
N
13,163,841.84
86,311.39
0.00
02/06/23
0.00
0
65,565.85
0.00
5.775
0.00
406100147
Multifamily
NV
09/06/18
06/06/18
406100148
Lodging
08/31/20 OR
09/06/23
N
13,411,353.50
87,058.86
0.00
02/06/23
0.00
0
59,240.24
0.00
5.119
0.88
12/31/22
406100151
Multifamily
IN
09/06/23
N
10,416,853.71
65,048.36
0.00
02/06/23
0.00
0
48,962.37
0.00
5.450
0.00
406100152
Office
IL
09/06/23
N
4,530,843.00
31,087.79
0.00
02/06/23
0.00
0
22,659.41
0.00
5.797
0.00
406100154
Various
CA
09/06/23
N
19,267,652.61
130,795.74
0.00
02/06/23
0.00
0
97,229.89
0.00
5.850
0.00
406100156
Retail
GA
10/06/23
N
9,087,406.50
64,125.39
0.00
02/06/23
0.00
0
48,389.02
0.00
6.173
0.00

February 2023
LOAN LEVEL DETAIL
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
406100157
Self Storage
NV
10/06/23
N
3,935,931.47
31,361.72
0.00
02/06/23
0.00
0
19,441.96
0.00
5.719
0.00
406100158
Multifamily
GA
10/06/23
N
5,632,980.39
39,452.69
0.00
02/06/23
0.00
0
29,538.83
0.00
6.079
0.00
406100159
Multifamily
MI
10/06/23
N
9,073,202.54
60,324.47
0.00
02/06/23
0.00
0
42,554.84
0.00
5.436
0.00
406100160
Multifamily
GA
10/06/23
N
10,914,461.07
72,868.82
0.00
02/06/23
0.00
0
56,504.17
0.00
6.003
0.00
406100161
Retail
05/14/20 CA
10/06/23
N
11,237,706.94
66,852.83
0.00
02/06/23
0.00
0
51,638.09
0.00
5.329
0.00
406100162
Mixed Use
NV
10/06/23
02/06/18
406100163
Industrial
03/22/18 IN
10/06/23
N
10,393,067.86
73,496.28
0.00
02/06/23
0.00
0
55,583.07
0.00
6.200
0.00
406100164
Office
CA
11/06/23
N
21,318,196.10
136,189.00
0.00
02/06/23
0.00
0
111,905.14
0.00
6.089
0.00
406100166
Multifamily
FL
11/06/23
N
10,817,744.22
72,773.64
0.00
02/06/23
0.00
0
56,971.51
0.00
6.107
0.00
406100167
Retail
NV
11/06/23
N
34,007,586.00
221,757.69
0.00
02/06/23
0.00
0
168,647.75
0.00
5.750
0.00
406100168
Mixed Use
PA
11/06/23
N
10,567,849.46
71,696.84
0.00
01/06/23
0.00
B
56,547.02
0.00
6.205
1.95
12/31/21
406100169
Multifamily
GA
08/06/23
N
2,945,911.32
20,722.56
0.00
02/06/23
0.00
0
15,638.15
0.00
6.154
0.00
406100171
Retail
NY
11/06/23
N
3,542,339.94
22,112.93
0.00
02/06/23
0.00
0
16,072.19
0.00
5.260
-1.06
12/31/21
406100178
Lodging
SC
11/06/18
09/06/18
623100027
Lodging
02/02/21 MI
09/06/23
N
6,255,546.20
42,380.38
0.00
05/06/21
0.00
6
30,439.10
0.00
5.640
1.75
12/31/19
623100028
Retail
TX
06/06/23
N
4,354,137.00
29,140.77
0.00
02/06/23
0.00
0
20,624.44
0.00
5.490
0.00
623100029
Industrial
WI
06/06/23
N
4,377,018.42
29,293.90
0.00
02/06/23
0.00
0
20,732.83
0.00
5.490
0.00
623100030
Mixed Use
IN
06/06/23
N
5,906,393.33
40,679.50
0.00
02/06/23
0.00
0
29,777.80
0.00
5.844
0.00
623100031
Retail
NC
10/06/23
N
2,939,430.88
21,618.65
0.00
02/06/23
0.00
0
14,109.29
0.00
5.560
1.73
12/31/21
623100032
Industrial
GA
07/06/23
N
3,696,486.80
24,726.12
0.00
02/06/23
0.00
0
17,572.74
0.00
5.510
0.00
623100033
Multifamily
TX
10/06/20
07/06/20
623100034
Office
NC
10/01/18
10/01/18
623100035
Retail
IL
10/06/18
09/06/18
623100036
Retail
IL
10/06/18
07/06/18
623100037
Multifamily
TX
10/06/18
04/29/16
623100038
Retail
CA
10/06/23
N
4,243,965.50
28,295.41
0.00
01/06/23
0.00
B
20,029.19
0.00
5.470
2.37
12/31/21
623100039
Multifamily
TX
11/06/20
08/06/20
623100040
Mobile Home
KS
08/06/23
N
7,501,223.13
51,993.21
0.00
02/06/23
0.00
0
38,631.23
0.00
5.970
0.00
623100041
Multifamily
TX
08/06/23
N
5,762,730.23
38,792.91
0.00
02/06/23
0.00
0
27,891.45
0.00
5.610
0.00
623100042
Multifamily
TX
11/06/23
N
3,199,725.22
21,504.32
0.00
02/06/23
0.00
0
15,431.47
0.00
5.590
2.48
12/31/22
623100043
Retail
XX
11/06/23
N
36,979,526.30
241,052.00
0.00
02/06/23
0.00
0
166,557.82
0.00
5.220
1.81
12/31/21
623100044
Mobile Home
VA
08/06/23
N
3,194,154.29
20,562.10
0.00
02/06/23
0.00
0
13,973.91
0.00
5.070
0.00
623100045
Lodging
IN
08/06/23
N
3,526,977.11
27,607.07
0.00
02/06/23
0.00
0
16,725.23
0.00
5.490
0.00
623100046
Retail
XX
11/06/23
N
3,819,068.52
25,268.89
0.00
02/06/23
0.00
0
17,793.43
0.00
5.400
0.00
623100047
Office
TX
11/06/23
N
3,892,727.04
25,544.01
0.00
02/06/23
0.00
0
17,801.31
0.00
5.300
0.00
623100048
Lodging
05/29/20 IL
11/06/23
N
0.00
73,043.80
9,116,381.12 01/20/23
02/06/23
0.00
0
46,059.70
416,295.63
5.850
-0.37
12/31/21
721,439,351.66
4,606,625.74
9,116,381.12
0.00
77
Totals:
Count:
3,379,574.50
416,295.63
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

February 2023
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Count
Balance ($)
%
0M to 4.9M
23
$81,112,336.26
11.24%
5M to 9.9M
15
$102,055,107.81
14.15%
10M to 14.9M
12
$139,511,581.32
19.34%
15M to 19.9M
3
$49,979,085.00
6.93%
20M to 24.9M
1
$21,318,196.10
2.95%
30M to 34.9M
1
$34,007,586.00
4.71%
35M to 39.9M
2
$73,979,526.30
10.25%
40M to 44.9M
1
$42,813,994.80
5.93%
45M to 49.9M
1
$49,414,999.14
6.85%
60M to 64.9M
1
$61,759,850.31
8.56%
65M to 69.9M
1
$65,487,088.62
9.08%
Total
61
$721,439,351.66
100.00%
Remaining Principal Balance
Count
Balance ($)
%
4.250% - 4.490%
1
$49,414,999.14
6.85%
4.750% - 4.990%
7
$87,373,881.38
12.11%
5.000% - 5.240%
5
$72,298,851.64
10.02%
5.250% - 5.490%
26
$311,566,947.65
43.19%
5.500% - 5.740%
7
$32,049,300.79
4.44%
5.750% - 5.990%
7
$87,057,754.14
12.07%
6.000% - 6.240%
8
$81,677,616.92
11.32%
Total
61
$721,439,351.66
100.00%
Gross Rate
Total Weighted Average Rate: 5.36%

February 2023
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Count
Balance ($)
%
NEVADA
3
$103,430,606.09
14.34%
CALIFORNIA
5
$93,067,521.15
12.90%
TEXAS
10
$71,864,200.82
9.96%
NEW YORK
4
$69,868,047.94
9.68%
VARIOUS
5
$66,558,853.99
9.23%
LOUISIANA
1
$61,759,850.31
8.56%
MASSACHUSETTS
1
$42,813,994.80
5.93%
FLORIDA
5
$41,882,287.62
5.81%
GEORGIA
6
$37,890,104.50
5.25%
INDIANA
5
$35,651,230.27
4.94%
MICHIGAN
3
$19,874,186.49
2.75%
VIRGINIA
3
$14,520,242.72
2.01%
OREGON
1
$13,411,353.50
1.86%
PENNSYLVANIA
1
$10,567,849.46
1.46%
NORTH CAROLINA
2
$10,414,314.04
1.44%
ILLINOIS
3
$9,727,016.42
1.35%
KANSAS
1
$7,501,223.13
1.04%
ALABAMA
1
$6,259,449.99
0.87%
WISCONSIN
1
$4,377,018.42
0.61%
Total
61
$721,439,351.66
100.00%
Geographic Distribution by State

February 2023
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Count
Balance ($)
%
Industrial
3
$18,466,573.08
2.56%
Lodging
5
$91,213,177.11
12.64%
Mixed Use
2
$16,474,242.79
2.28%
Mobile Home Park
2
$10,695,377.42
1.48%
Multifamily
17
$138,756,136.48
19.23%
Office
5
$82,309,195.27
11.41%
Other
1
$12,600,000.00
1.75%
Retail
19
$309,015,959.97
42.83%
Self Storage
6
$22,641,036.93
3.14%
Various
1
$19,267,652.61
2.67%
Total
61
$721,439,351.66
100.00%
Property Type
Count
Balance ($)
%
111 - 113
61
$721,439,351.66
100.00%
Total
61
$721,439,351.66
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 112

February 2023
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Count
Balance ($)
%
6 - 8
40
$484,650,203.05
67.18%
9 - 11
21
$236,789,148.61
32.82%
Total
61
$721,439,351.66
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 8
Count
Balance ($)
%
-1.00 - -0.51
1
$3,542,339.94
0.49%
-0.50 - -0.01
1
$6,255,546.20
0.87%
0.500 - 0.990
1
$13,411,353.50
1.86%
1.000 - 1.490
5
$171,362,276.06
23.75%
1.500 - 1.990
8
$91,574,858.67
12.69%
2.000 - 2.490
7
$96,022,851.38
13.31%
Not Avail.
38
$339,270,125.91
47.03%
Total
61
$721,439,351.66
100.00%
DSCR
Total Weighted Average DSCR: 0.82

February 2023
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Count
Balance ($)
%
Amortizing Balloon
37
$349,845,472.72
48.49%
IO Maturity Balloon
2
$49,600,000.00
6.88%
IO/Amortizing/Balloon
22
$321,993,878.94
44.63%
Total
61
$721,439,351.66
100.00%
Amortization Type

February 2023
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

February 2023
SUPPLEMENTAL INFORMATION
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
Notice Date
Notes
May 01, 2018
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator's Website ;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.